ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

1.	ORGANIZATION AND BUSINESS BACKGROUND

Organization and Business

AMC Robotics Corporation (formerly known as AlphaVest Acquisition Corp.) (the “Company”) is a Delaware corporation and a publicly traded holding company. The Company conducts its operations through its wholly owned subsidiaries.

The Company and its consolidated subsidiaries as of March 31, 2026 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	-	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
AMCV Company Limited	January 5, 2026	Vietnam	100%	Manufacturing and operational support

AMC Corporation (“AMC” or the “Predecessor”) was incorporated in the State of Washington on October 21, 2021. The Company designs and sells residential and small-business security camera products, including indoor and outdoor camera devices, which are sourced from suppliers in Asia and sold primarily through e-commerce platforms in the United States, Canada, and Europe.

Formation of New Subsidiary

On January 5, 2026, the Company established a wholly owned subsidiary, AMCV Company Limited (“AMCV”), in Vietnam to support manufacturing and operational activities related to the Company’s robotics products. As of March 31, 2026, AMCV had not commenced material revenue-generating operations. The Company has begun initial operational setup activities, including administrative, hiring, and procurement functions. The accompanying unaudited condensed consolidated financial statements include the accounts of AMCV from its date of incorporation, and its impact on the Company’s financial position as of March 31, 2026 and results of operations for the period from its date of incorporation through March 31, 2026 was not material.

Reverse Recapitalization and Basis of Presentation

On December 9, 2025, the Company consummated a business combination (“Business Combination”) with AlphaVest Acquisition Corp., a special purpose acquisition company (the “SPAC” or “AlphaVest”). The transaction was accounted for as a reverse recapitalization in accordance with ASC 805-40, with AMC determined to be the accounting acquirer.

Under this method of accounting, the transaction is treated as a capital transaction rather than a business combination. Accordingly, the assets and liabilities of AlphaVest were recognized at their historical carrying values, with no goodwill or identifiable intangible assets recorded. AlphaVest’s historical equity accounts were eliminated, and the equity structure was retroactively adjusted to reflect that of the combined company. The net assets received from AlphaVest were recognized as a capital contribution, with the offset recorded within additional paid-in capital (“APIC”).

As a result, the unaudited condensed consolidated financial statements represent a continuation of AMC’s historical financial statements. All share and per-share information has been retroactively adjusted to reflect the legal capital structure of AMC Robotics Corporation for all periods presented.

The significant equity transactions completed in connection with the Business Combination, including the issuance of shares to public shareholders, PIPE investors, sponsor and founder shareholders, and the conversion of sponsor-related instruments, are disclosed in Note 11 – Stockholders’ Equity.

As of December 31, 2025, the Company had 22,595,363 shares of common stock issued and outstanding. During the three months ended March 31, 2026, there were no significant changes to the Company’s capital structure, except for the exercise of 5,000 warrants for 5,000 common shares.

Variable Interest Entities

Historically, the Company conducted certain e-commerce operations through contractual arrangements with Shanghai Xiaoyun Technology Limited (“Xiaoyun”) and Kunshan Yishijue Technology Limited (“Yishijue”), which were determined to be variable interest entities (“VIEs”) under ASC 810. The Company was previously the primary beneficiary and consolidated these entities.

On December 1, 2025, the Company terminated the contractual arrangements with Xiaoyun and Yishijue and transferred the ownership and operational control of the related e-commerce platform accounts to the Company. As a result, the Company ceased to be the primary beneficiary and deconsolidated these entities as of that date.

Accordingly, as of March 31, 2026, the Company does not have any VIEs and does not have any continuing involvement with or exposure to losses from Xiaoyun or Yishijue.

1.	ORGANIZATION AND BUSINESS BACKGROUND

Organization and Business

The Company and its subsidiaries and consolidated entities as of December 31, 2025 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	—	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
Shanghai Xiaoyun Technology Limited	July 16, 2020	China	VIE (1)	E-commerce platform account holding
Kunshan Yishijue Technology Limited	January 11, 2021	China	VIE (1)	E-commerce platform account holding

(1)	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.

AMC Corporation (“AMC” or the “Predecessor”) was incorporated in the State of Washington on October 21, 2021. The Company designs and sells residential and small-business security camera products, including YI dome guard, home camera, and outdoor camera devices, which are sourced from suppliers in Asia and sold primarily through e-commerce platforms in the United States, Canada, and Europe.

On December 9, 2025, AMC completed a business combination with AlphaVest Acquisition Corp., a special purpose acquisition company. Following the transaction, the surviving public entity was renamed AMC Robotics Corporation (the “Company” or the “Successor”). AMC became a wholly owned subsidiary of AMC Robotics Corporation. Unless otherwise indicated, references to the “Company” refer to AMC Robotics Corporation and its consolidated subsidiaries.

Reverse Recapitalization and Basis of Presentation

On December 9, 2025, the Company consummated a business combination with AlphaVest Acquisition Corp., a special purpose acquisition company (the “SPAC” or “AlphaVest”). The transaction was accounted for as a reverse recapitalization in accordance with ASC 805-40, with AMC determined to be the accounting acquirer.

Under this method of accounting, the transaction is accounted for as a reverse recapitalization and is treated as a capital transaction rather than a business combination. Accordingly, the assets and liabilities of AlphaVest were recognized at their historical carrying values, with no goodwill or identifiable intangible assets recorded. AlphaVest’s historical equity accounts were eliminated and the equity structure was retroactively adjusted to reflect that of the combined company. The net assets received from AlphaVest were recognized as a capital contribution, with the offset recorded within additional paid-in capital (“APIC”).

As a result, the consolidated financial statements represent a continuation of AMC’s historical financial statements. The equity structure has been retroactively adjusted to reflect the legal capital structure of AMC Robotics Corporation, and all issued and outstanding shares and capital contributions have been restated for all periods presented. In connection with the Business Combination and related transactions:

●	The Company issued 1,416,002 shares upon the conversion of outstanding public rights of AlphaVest in connection with the reverse recapitalization. These shares represent the remaining shares underlying such public rights and were accounted for as part of the equity restructuring, resulting in an increase to additional paid-in capital of $5,132,227. The Company recognized net cash proceeds from the SPAC trust account in connection with the Business Combination, which are reflected within additional paid-in capital as part of the reverse recapitalization.
●	The Company completed a PIPE financing, issuing 800,000 shares together with 2,240,000 PIPE warrants for gross proceeds of $8,000,000.
●	The Company issued 2,323,528 shares in connection with the reverse recapitalization representing the conversion of AlphaVest’s sponsor and founder shares, underwriter shares, private placement shares, as well as the shares underlying sponsor rights and EBC rights. These shares were issued as part of the equity restructuring and were accounted for as a reclassification within stockholders’ equity, with no net impact on total stockholders’ equity.
●	The Company issued 55,833 shares related to the conversion of sponsor convertible notes, resulting in an increase to additional paid-in capital of $558,320.

As a result of the Business Combination and related transactions, total shares outstanding increased from 18,000,000 shares as of January 1, 2025 to 22,595,363 shares as of December 31, 2025.

The detailed impact of these transactions on stockholders’ equity is presented in Note 14 – Stockholders’ Equity and the Consolidated Statement of Changes in Stockholders’ Equity (Deficit).

Variable Interest Entities

Historically, the Company conducted certain e-commerce operations through contractual arrangements with:

●	Shanghai Xiaoyun Technology Limited (“Xiaoyun”), and
●	Kunshan Yishijue Technology Limited (“Yishijue”).

These entities held e-commerce platform accounts and authorized the Company to operate the online stores pursuant to authorization agreements. Xiaoyun and Yishijue had no substantive operations other than holding the authorized stores.

Based on the nature and purpose of these entities and the related contractual arrangements, the Company determined that Xiaoyun and Yishijue were variable interest entities (“VIEs”), and that the Company was the primary beneficiary. Accordingly, the Company consolidated Xiaoyun and Yishijue during the periods in which it held a controlling financial interest.

Ants Technology (HK) Limited (“Ants”) was not considered a VIE, as it engaged in substantive independent business activities and was not designed to pass variability to the Company.

Termination of VIE Arrangements and Deconsolidation

On December 1, 2025 (the “Effective Date”), the Company completed the transfer of ownership and operational control of the e-commerce platform accounts from Shanghai Xiaoyun Technology Limited (“Xiaoyun”) and Kunshan Yishijue Technology Limited (“Yishijue”) to the Company and terminated the related authorization agreements. As a result, the Company no longer held variable interests in these entities and ceased to be their primary beneficiary under ASC 810.

Accordingly, Xiaoyun and Yishijue were deconsolidated as of the Effective Date. The consolidated financial statements for the year ended December 31, 2024 continue to include these entities, as the Company was the primary beneficiary during that period.

Upon deconsolidation, the Company derecognized the following carrying amounts of assets and liabilities:

●	Total assets derecognized: $7,085
●	Total liabilities derecognized: $(16,011)
●	Net liabilities derecognized: $(8,926)

The Company also derecognized cumulative translation adjustments of $6,091 associated with these entities. As a result of the deconsolidation, the Company recognized a loss of $5,310, which is presented in other income (expense) in the consolidated statements of operations for the year ended December 31, 2025.

The Company did not retain any equity interest in Xiaoyun or Yishijue upon deconsolidation. Accordingly, no retained interest was measured at fair value.

Following the deconsolidation, the Company does not have any continuing involvement with Xiaoyun or Yishijue, nor does it have any obligation to provide financial support or absorb losses from these entities. As of December 31, 2025, the Company has no continuing exposure to loss related to these entities.

The deconsolidation did not result in significant cash inflows or outflows and has been reflected as a non-cash transaction in the consolidated statement of cash flows.

Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2025, management identified certain immaterial errors related to omitted accruals for professional service fees for services substantially performed prior to December 31, 2025.

Management evaluated the errors in accordance with ASC 250, Accounting Changes and Error Corrections, SEC Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Management concluded that the errors were not material to the previously issued consolidated financial statements for the year ended December 31, 2025. The accompanying consolidated financial statements have been restated to correct these immaterial errors.

The restatement resulted in an increase of $109,022 in accrued and other liabilities, general and administrative expenses and net loss, and a corresponding increase in accumulated deficit as of and for the year ended December 31, 2025.

The following tables present the effects of the restatement on the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2025.

Consolidated Balance Sheet

As of December 31, 2025	As Previously Reported	Adjustment	As Restated
Accrued and other liabilities	$592,822	$109,022	$701,844
Total current liabilities	686,821	109,022	795,843
Total liabilities	746,384	109,022	855,406
Accumulated deficit	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity	10,426,202	(109,022)	10,317,180
Total liabilities and stockholders’ equity	$11,172,586	$—	$11,172,586

Consolidated Statement of Operations and Comprehensive Loss

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,687,250	$109,022	$2,796,272
Total operating expenses	3,358,314	109,022	3,467,336
Loss from operations	(505,166)	(109,022)	(614,188)
Loss before income taxes	(24,812,691)	(109,022)	(24,921,713)
Net loss	(24,817,342)	(109,022)	(24,926,364)
Total comprehensive loss	$(24,817,342)	$(109,022)	$(24,926,364)

Consolidated Statement of Changes in Stockholders’ Equity

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accumulated deficit, December 31, 2025	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity, December 31, 2025	$10,426,202	$(109,022)	$10,317,180

Consolidated Statement of Cash Flows

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accrued and other liabilities	373,007	109,022	482,029
Net cash used in operating activities	$(5,555,840)	$—	$(5,555,840)

The increase in net loss was offset by the corresponding increase in accrued and other liabilities in the reconciliation of net loss to net cash used in operating activities. Accordingly, the revisions had no impact on net cash used in operating activities or any other cash flow totals.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company, its subsidiaries and VIEs, and all intercompany balances and transactions have been eliminated in consolidation. The accounting policies applied are consistent with those of the prior year, and the consolidated financial statements reflect all normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of December 31, 2025 and 2024, and the results of its operations and cash flows for the years then ended. Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization.

The Company’s fiscal year-end date is December 31.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and its consolidated VIEs. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, valuation of inventory, estimated replacement rates to calculate warranty liabilities and warranty expenses.

Foreign Currency and foreign currency translation

The Company’s reporting currency is the U.S. dollar (“USD”). The functional currency of AMC Robotics Corporation is USD, while the functional currency of its former variable interest entities (“VIEs”) was Renminbi (“RMB”). The VIEs were deconsolidated effective December 1, 2025 and were consolidated from January 1, 2024 through November 30, 2025; accordingly, foreign currency translation applies to the VIEs’ results for that period. For the year ended December 31, 2024, the VIEs were consolidated for the full year. Transactions denominated in currencies other than the functional currency are translated at exchange rates prevailing on the transaction dates, with resulting gains and losses recorded in other income (expense). Assets and liabilities are translated at period-end exchange rates at the period, while revenues and expenses are translated at average exchange rates, with translation adjustments recorded in accumulated other comprehensive income. The impact of foreign currency exchange on the Company’s consolidated financial statements was not significant for the periods presented, primarily due to the deconsolidation of the VIEs during 2025.

Period ended November 30, 2025
Balance sheet, except for equity accounts	¥7.0751	RMB to $1 USD
Income statement and cash flows	¥7.1300	RMB to $1 USD

Year ended December 31, 2024
Balance sheet, except for equity accounts	¥7.2994	RMB to $1 USD
Income statement and cash flows	¥7.1887	RMB to $1 USD

Cash and Cash Equivalents

Cash consists of cash on deposit with financial institutions that is unrestricted as to withdrawal or use. Cash equivalents include highly liquid investments with original maturities of three months or less at the time of purchase.

For purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents primarily consist of investments in money market funds.

As of December 31, 2025 and 2024, the Company had cash and cash equivalent balances of $7,004,601 and $358,887, respectively. Cash equivalents include investments in money market funds with original maturities of three months or less  .

The Company maintains its cash balances with financial institutions in the United States. These balances may, at times, exceed federally insured limits of $250,000 per depositor per financial institution provided by the Federal Deposit Insurance Corporation (“FDIC”). A portion of these balances, including amounts held in money market accounts, was not insured by the FDIC. The Company has not experienced any losses on these accounts and management believes the Company is not exposed to significant credit risk on such balances.

Accounts receivable and Accounts receivable- related party

Accounts receivable is stated at the amount the Company expects to collect from customers through e-commerce platforms. Accounts receivable—related party represents amounts due from Kami Vision Incorporated (“Kami”) for revenue-sharing arrangements. Refer to Note 8—Related Party Balances and Transactions.

The Company evaluates expected credit losses on accounts receivable using a loss-rate method in accordance with ASC 326. This method considers historical loss experience, current conditions, and reasonable and supportable forecasts, including macroeconomic factors such as inflation, real GDP growth, unemployment rates, and industry trends.

As of December 31, 2025 and 2024, no allowance for credit losses was recorded for accounts receivable and accounts receivable—related party, as the Company’s historical loss experience has been insignificant and the risk of non-collection is considered remote. The Company writes off receivable balances when all collection efforts have been exhausted and recovery is deemed unlikely. To date, the Company has not experienced material uncollectible accounts receivable and accounts receivable—related party.

Other receivable- related party, net

Other receivables – related party primarily consists of receivable from Kami for marketing subsidy and receivable from Ants. The balances presented on the consolidated balance sheets are net of allowance for credit losses. Refer to Note 8 “Related party balances and transactions”. In connection with the assessment of current expected credit loss under ASC Topic 326, Measurement of Credit Losses on Financial Instruments (ASU 2016-13), the Company recorded reversal for credit losses of $1,262,146   against receivables due from Ants during the year ended December 31, 2024, using the loss-rate method. Refer to the above section of “Accounts receivable and Accounts receivable- related party” for details about the loss-rate method, and to Note 8 – “Provision for Credit Losses – Related Party” for information regarding the reversal and provision for credit losses related to Ants Technology (HK) Limited.

Inventories, net

The inventory costs include the product costs and the freight-in costs. Product costs are based on the purchase price using the moving average cost method. On a monthly basis, product costs are recalculated based upon the average product cost per unit. Freight-in costs are allocated to each product using the average freight-in cost per unit.

Inventories are stated at lower of cost or net realizable value. The Company evaluates inventories on a quarterly basis for potential net realizable value adjustments, reducing the carrying value of inventories that exceed their estimated net realizable value. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Any excessive spoilage is recorded as current period charges.

During the years ended December 31, 2025 and 2024, 100% of inventories, were purchased from related parties, Senslab HK Limited and its subsidiary Senslab Technology Co., Ltd (collectively referred to as “Senslab”). Refer to Note 13 “Concentration Risk” for purchases from each supplier under Supplier Concentration. AMC Robotics Corporation has secured favorable payment terms with Senslab, extending the payment period from 60 days to 180 days.

Deferred Offering Costs

Costs directly attributable to the Business Combination are accounted for as deferred offering costs in accordance with ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A. These costs primarily consist of legal, advisory, and other professional fees directly attributable to the Business Combination and are recorded as deferred assets prior to the closing of the transaction. Costs that are not directly attributable to the Business Combination, including audit, accounting, and financial reporting expenses, are expensed as incurred.

Upon consummation of the Business Combination, deferred offering costs are reclassified to additional paid-in capital as a reduction of the proceeds from the transaction. If the Business Combination had not been completed, such costs would have been expensed upon the termination of such Business Combination.

As of December 31, 2024, the Company had deferred offering costs of $233,339 related to the Business Combination. During the year ended December 31, 2025, the Company incurred additional deferred offering costs of $818,140 in connection with the transaction. Upon the closing of the Business Combination on December 9, 2025, total deferred offering costs of $1,051,479 were reclassified to additional paid-in capital as a reduction of proceeds from the reverse recapitalization. Accordingly, no deferred offering costs remained on the consolidated balance sheet as of December 31, 2025. The total amount of $225,000 deferred offering cost incurred in 2025 was paid in 2026, which presented as non-cash financing activities in the consolidated statement of cash flows.

Proceeds from Business Combination (de-SPAC)

The Company received net proceeds of $8,907,380 after the redemption. These proceeds were further adjusted for transaction costs, Forward Purchase Agreement (“FPA”)–related impacts, deferred offering costs, and other equity adjustments, partially offset by the elimination of the SPAC’s accumulated deficit.

After giving effect to these items, the net impact recorded to additional paid-in capital was approximately $5.1 million. See Note 14 for a detailed reconciliation of the Business Combination and related equity adjustments.

Forward Purchase Agreement

Prior to the Business Combination, AlphaVest entered into a Forward Purchase Agreement (“FPA”) with Harraden Circle Investments and its affiliated entities (collectively, “Harraden”). Pursuant to the FPA and subject to its terms and conditions, Harraden agreed to purchase up to 500,000 public shares of AlphaVest (the “Recycled Shares”) from existing shareholders prior to the Business Combination at the applicable redemption price. In connection with this arrangement, the Company agreed to issue 50,000 additional shares to Harraden as commitment shares, representing 10% of the Recycled Shares.

At the closing of the Business Combination, the Company funded a prepayment amount of approximately $6.68 million to Harraden, calculated based on the Recycled Shares together with the commitment shares and the applicable redemption price. This prepayment was intended to facilitate Harraden’s acquisition and/or holding of the Company’s common stock, which Harraden may resell to third-party investors over a period of up to 12 months following the Business Combination. At the maturity date, Harraden is required to return any unsold shares to the Company; however, Harraden is not obligated to repay the prepayment amount previously received.

The FPA is structured as a prepaid forward transaction in which Harraden may acquire, hold, sell, or otherwise transfer shares, and the ultimate settlement amount is determined based on contractual pricing mechanisms, including volume-weighted average price (“VWAP”) and reset price provisions. Harraden is not required to remit the full proceeds from any sales of shares and retains the economic upside above the contractual pricing thresholds.

Transaction Activity

During the year ended December 31, 2025, the Company funded an aggregate prepayment amount of approximately $6.68 million under the FPA with redemption price of $12.09. Approximately 90% of the total amount was initially recorded as a prepaid asset, while the remaining 10% primarily represents the redemption value associated with the commitment shares, along with related transaction costs.

During 2025, Harraden executed partial settlements and early terminations under the FPA, including:

●	Early termination notices in December 2025 covering an aggregate of approximately 358,981 shares
●	Settlement amounts calculated based on a contractual reset price of approximately $12.27 per share, resulting in aggregate cash payments to the Company of approximately $4.3 million
●	The 50,000 commitment shares were identified as commitment shares and were not subject to early termination provisions under the FPA

As of December 31, 2025, Harraden held 141,019 shares of the Company’s common stock associated with the FPA, which may be held in street name and therefore not reflected in the Company’s registered shareholder list

The Company evaluated the Forward Purchase Agreement (“FPA”) under applicable accounting guidance, including ASC 480 and ASC 815, with consideration of key contractual terms such as variable share settlement provisions, reset features, optional early termination rights, and the absence of an obligation for Harraden to return the full proceeds from the resale of shares.

In addition, the Company determined and recorded that the prepaid amount related to the Recycled Shares, together with associated legal fees and commission fees of approximately $697,000, represents financing costs. Accordingly, such amounts were expensed prior to the closing of the Business Combination and subsequently recorded as a reduction to additional paid-in capital upon closing.

The arrangement also includes a prepaid forward component, with settlement dependent on future share prices and the actions of the counterparty. As of December 31, 2025, the Company recorded approximately $1.69 million as a reduction to the equity account, representing the portion of the arrangement for which the Company has not yet received the related economic benefits. Under the terms of the agreement, any unsold shares are required to be returned to the Company at maturity.

Private Investment in Public Equity (“PIPE”) Financing and PIPE Warrants

In connection with the closing of the Business Combination on December 9, 2025 (the “Closing Date”), the Company entered into securities purchase agreements (the “PIPE Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the Company issued an aggregate of 800,000 shares of common stock at a purchase price of $10.00 per share, for gross proceeds of $8,000,000 (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the Closing and was accounted for as an equity issuance in accordance with ASC 505, with proceeds recorded within common stock and additional paid-in capital (“APIC”).

In connection with the PIPE Financing, the Company issued warrants to purchase shares of its common stock (the “PIPE Warrants”). At the Closing Date, the PIPE Warrants represented the right to acquire an aggregate of 2,240,000 shares of common stock, with an exercise price of approximately $10.00 per share, subject to adjustment. The PIPE Warrants include provisions under which the exercise price and the number of shares issuable upon exercise are subject to adjustment based on a reference stock price, as defined in the warrant agreements, determined on the reset date of December 30, 2025. As a result of these provisions, the exercise price was adjusted and the total number of shares underlying the PIPE Warrants increased to 5,576,301 shares upon the reset event.

The Company evaluated the PIPE Warrants for classification as either equity or liability instruments in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. The Company determined that the PIPE Warrants failed the indexation guidance under ASC 815-40 due to provisions that introduce variability in the number of shares deliverable upon settlement and are not inputs solely based on the Company’s own stock. Accordingly, the PIPE Warrants were recorded at fair value upon issuance as a derivative liability.

The PIPE Warrant liability was initially recognized at fair value on the issuance date and was remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. For the year ended December 31, 2025, the Company recognized a loss of $25,549,272 related to the change in fair value of the PIPE Warrant liability, which is presented within other income (expense) in the consolidated statements of operations. The increase in the number of underlying shares from 2,240,000 to 5,576,301 during the period contributed to the increase in the fair value of the warrant liability.

Upon the occurrence of the reset event on December 30, 2025, the terms of the PIPE Warrants became fixed, including a fixed exercise price and a determinable number of shares issuable upon exercise. Accordingly, the PIPE Warrants met the criteria for equity classification under applicable accounting guidance and were reclassified from derivative liabilities to equity in the amount of $30,558,129. The reclassification was recorded at the fair value of the PIPE Warrants as of the reclassification date.

The fair value of the PIPE Warrants was estimated using a Black-Scholes option pricing model and was subsequently updated at each reset date to reflect changes in exercise price, number of shares, and the Company’s stock price. The stock price inputs used in the valuation were approximately $10.30 at issuance, $8.76 at the initial reset date, and approximately $6.16 and $5.48 at the December 9, 2025 and December 30, 2025 reset dates, respectively, reflecting the corresponding fair value measurements at those dates. Significant assumptions included expected volatility of approximately 30.0%, risk-free interest rates ranging from approximately 3.6% to 3.7%, a dividend yield of 0%, and an expected term of approximately 4.9 years. Due to the use of significant unobservable inputs, the PIPE Warrant liability was classified as a Level 3 measurement within the fair value hierarchy.

Revenue

The Company generated revenues of $5,980,847 and $10,200,957 for the years ended December 31, 2025 and 2024, respectively.

	Years ended
	December 31,
	2025	2024
Revenues
Product revenue	$2,346,474	$7,439,899
Product revenue - related party	515,756	6,270
Revenue share – related party	2,895,956	2,754,788
Intelligent Information Service – related party	222,661	-
Total revenues	$5,980,847	$10,200,957

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company applies the five-step model to each of its revenue streams, as described below. Revenue is reported net of value added taxes.

Revenue Recognition

Product Revenue

The Company generates product revenue from both third-party customers and related parties, including Kami and ZKCam Technology Limited.

For product sales via e-commerce platforms, primarily Amazon, as well as direct sales to customers, contracts are established through customer orders. The Company has a single performance obligation to deliver products to customers. The transaction price is the fixed sales price, net of promotional discounts offered on the platforms. As there is a single performance obligation, the transaction price is fully allocated to product delivery.

Revenue is recognized at a point in time when control of the products transfers to the customer, which is generally upon shipment. E-commerce platforms facilitate shipping and collection; however, the Company retains control of the products prior to transfer.

For product sales to related parties, including Kami and ZKCam, the terms are generally consistent with those of third-party transactions. The Company recognized the revenue from product sales - related party at a point in time when control of the products is transferred to the related party customer, which is generally upon shipment or delivery, depending on the contractual terms.

Payments are typically received within 3 to 14 days after shipment for e-commerce sales or based on agreed terms for related party transactions. As payments are not generally received in advance, no deferred revenue is recorded.

Revenue Share – Related Party (Kami)

The revenue sharing arrangements with its related party, Kami, related to cloud-based services and intelligent information services.

Cloud-based services

The Company enters into a revenue sharing agreement with Kami, under which the Company refers customers to Kami’s cloud-based services, including video storage, image analysis and alert-based features. The Company’s performance obligation is to provide referral services, and it does not control the underlying services provided by Kami.

Revenue is recognized when an end user referred by the Company subscribes to Kami’s cloud services and makes a payment. Kami provides the Company with a monthly statement summarizing the revenue share generated from customers referred by the Company. The Company recognizes revenue in the period in which the underlying subscription revenue is earned by Kami and reported to the Company.

Under the original agreement, the Company was entitled to 30% of subscription revenues for new customers during the first year of subscription, 15% during the second year, and no revenue share thereafter. Effective July 1, 2025, the Company entered into an amended agreement with Kami, under which the Company is entitled to 30% of subscription revenues for new customers referred by the Company during the first three years of their recurring subscriptions. In accordance with ASC 606-10-25-12, this modification is not accounted for as a separate contract, as it does not increase the scope of the contract nor does the pricing reflect standalone selling prices for additional goods or services. Accordingly, the modification is accounted for prospectively and did not result in any adjustment to revenue previously recognized.

The transaction price for the revenue share is based on fixed contractual percentages of subscription revenues earned by Kami from referred customers and does not include variable consideration or non-cash consideration. The Company has concluded that it acts as an agent in this arrangement and therefore recognizes revenue on a net basis representing its share of the consideration received.

Intelligent information services

Beginning in the fourth quarter of 2025, the Company generated revenue from arrangements with related parties associated with intelligent information services. These arrangements are linked to products previously sold by the Company, where the Company enables access to downstream data-related monetization channels developed and operated by its business partners.

The Company does not control the underlying services provided to end users and does not have an ongoing obligation to perform services after the initial enablement. Accordingly, the Company’s role is limited to facilitating access to these arrangements, and it participates in a share of revenues generated by its business partners.

Revenue is recognized when the underlying services are delivered by the business partners to end users and the related consideration is earned and becomes determinable. The Company recognizes revenue on a net basis, representing its share of the amounts received, consistent with its conclusion that it acts as an agent in these arrangements.

Product Return Policy

The Company has a product return policy that permits e-commerce platform customers in North America to return products within 30 days from the date of purchase. For items purchased during the holiday season from October to December, the return period is extended until the end of January in the following year. For customers in Europe, the return period for e-commerce platforms is 30 days from the date of purchase. Within these specified periods, the Company offers a full refund for returned products, provided the return criteria are met.

The Company recognizes revenues adjusted for returns based upon the e-commerce platform statements, which reflect the actual refunds for returns. The Company reviews the subsequent statements after the reporting date and adjusts revenue for returns related to sales in the reporting period accordingly. For returns occurring during the reporting period, adjustments are made in the month of the return. During the years ended December 31, 2025 and 2024, the Company’s revenue was not significantly impacted by returns due to the short-term free return policy.

For revenue sharing derived from related party arrangements with Kami, including revenue sharing from cloud-based service and intelligent information service, there are no product return rights or refund obligations applicable to the Company. These revenues are based on subscription or service usage by end users of Kami’s platform and are recognized based on amounts reported by Kami. As such, no returns or refund estimates are recorded for these revenue streams.

Product Warranty

The Company provides standard product warranties to customers who purchase products through e-commerce platforms. For customers in North America, the Company offers a one-year warranty from the date of purchase covering replacement of malfunctioning products. For customers in Europe, the warranty period extends to two years from the date of purchase.

These warranties are assurance-type warranties as defined under ASC 606 and do not provide services beyond assuring that the product complies with agreed-upon specifications. Accordingly, the warranties are not accounted for as separate performance obligations. The estimated costs of fulfilling warranty obligations are accrued at the time of sale and recorded as warranty liabilities, with a corresponding adjustment to sales and marketing expenses.

Gross versus Net Revenue Presentation

The Company evaluates whether it acts as a principal or agent in accordance with ASC 606.

For product sales via e-commerce platforms, the Company acts as a principal and recognizes revenue on a gross basis, as it controls the products prior to transfer to customers, bears inventory risk, sets pricing, and is responsible for fulfillment.

For revenue sharing arrangements with Kami, including both cloud-based service and intelligent information service, the Company acts as an agent, as it does not control the underlying services provided to end users and has no ongoing performance obligation after the initial enablement. Accordingly, revenue is recognized on a net basis, representing the Company’s share of the consideration generated from end users.

Cost of revenues

Cost of revenues includes cost of products, e-commerce platform fees, delivery and freight costs, and inventory impairment loss. The Company expenses cost of revenues in conjunction with sales as incurred. The Company incurred cost of revenues of $3,127,699 and $9,544,977 for the years ended December 31, 2025 and 2024, respectively.

General and administrative expenses

General and administrative expenses primarily consist of costs for consulting fee, payroll expenses, storage fees, and professional fees. The Company has expensed all general and administrative expenses costs as incurred. For the years ended December 31, 2025 and 2024, the Company incurred general and administrative expenses of $2,796,272 and $2,190,635 respectively.

Sales and marketing expenses

Sales and marketing expenses primarily consist of costs for the promotion of business brand and product marketing and warranty expenses. The Company expensed all marketing and advertising costs as incurred. For the years ended December 31, 2025 and 2024, the Company incurred sales and marketing expenses of $612,992 and $2,026,051, respectively.

Provision for credit losses

The Company determines expected credit losses using the loss-rate method, applying estimated loss rates to the balances of accounts receivable, other receivables, and related party receivables.

For the year ended December 31, 2025, the Company recorded no provision for credit losses. For the year ended December 31, 2024, the Company recorded a net reversal of credit losses of $1,262,146, primarily reflecting the recovery of amounts previously reserved in prior periods.

As of December 31, 2025 and 2024, the allowance for credit losses was not material.

Warranty expenses

Sales of products via the e-commerce platforms include warranties to customers that replace malfunctional products. These standard warranties are assurance type warranties and do not offer any services in addition to the assurance that the product will continue working as specified for one or more years. Therefore, warranties are not considered separate performance obligations in the arrangement. Instead, the expected cost of warranties is accrued as an expense in accordance with authoritative guidance.

Other income/(expense)

Other income – related party consists of subsidy income received from Kami to support the Company’s marketing campaigns on e-commerce platforms. For the years ended December 31, 2025 and 2024, the Company recognized other income – related party of $1,217,586 and $1,779,528, respectively. Please refer to Note 8 – Related Party Balances and Transactions for further details.

Other income from non-related parties primarily consists of income from the resale of returned or replaced products and foreign exchange gains. Other expenses primarily consist of donation expenses. For the years ended December 31, 2025 and 2024, the Company recognized net other income of $39,675 and $31,577, respectively.

Comprehensive loss

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by stockholders and distributions to stockholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. The provision for income taxes is determined using the asset and liability approach, under which deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates expected to apply in the periods in which those differences are expected to reverse.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that such assets will not be realized. In assessing the need for a valuation allowance, management considers all available positive and negative evidence, including historical operating results, projections of future taxable income, and the expected timing of reversal of existing temporary differences. Based on this assessment, the Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2025 and 2024.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the position will be sustained upon examination. Interest and penalties related to uncertain tax positions are recognized as a component of income tax expense. As of December 31, 2025 and 2024, the Company had no material uncertain tax positions. The Company’s tax returns remain subject to examination by taxing authorities for all years since inception.

Net income (loss) per share

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by giving effect to all potential dilutive shares of common stock outstanding during the period using the treasury stock method or if-converted method, as applicable.

For the year ended December 31, 2025, the Company reported a net loss of $24,926,364, primarily attributable to a non-cash loss from the change in fair value of the PIPE warrant liability. As a result of the net loss, all potentially dilutive securities, including outstanding warrants, were considered anti-dilutive and were therefore excluded from the computation of diluted net loss per share. Accordingly, basic and diluted net loss per share were the same for the year ended December 31, 2025.

For the year ended December 31, 2024, the Company also reported a net loss, and similarly, all potentially dilutive securities were excluded from the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.

Fair value measurements

The Company also follows the guidance of the ASC Topic 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the input used in measuring fair value as follows:

●	Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The carrying values of cash, accounts receivable, advance to suppliers, other current assets, accounts payable, accrued liabilities, and other current liabilities approximate fair value due to the short-term nature of these instruments. Pursuant to ASC 820 and ASC 825, the fair value of cash is determined based on Level 1 inputs.

During the year ended December 31, 2025, the Company had financial liabilities measured at fair value related to PIPE Warrants, which were classified as Level 3 within the fair value hierarchy due to the use of unobservable inputs. These liabilities were reclassified to equity during the year. As of December 31, 2025, the Company did not have any Level 2 or Level 3 financial assets or liabilities.

The following table presents a roll forward of the Company’s Level 3 financial liabilities (PIPE Warrant liability) for the year ended December 31, 2025:

Description	Amount ($)
Beginning balance, January 1, 2025	-
Initial recognition at Closing Date (December 9, 2025)	13,798,400
Change in fair value of PIPE Warrant liability (December 30, 2025)	16,759,729
Reclassification to equity (December 30, 2025)	(30,558,129)
Ending balance, December 31, 2025	-

The fair value of the PIPE Warrants was determined using a valuation model incorporating significant unobservable inputs and was classified as Level 3 within the fair value hierarchy.

Segment reporting

ASC 280 Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision maker, which is the company’s chief executive officer (CEO), in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments. AMC Robotics Corporation has Amazon online accounts in the U.S., Canada, and Europe. Revenue from the Canadian Amazon online store does not exceed 10% of the total revenue. Therefore, AMC Robotics Corporation   has determined that it has two primary operating segments (1) North America and (2) Europe. Given that the two VIEs, Xiaoyun and Yishijue, are headquartered and operated in China, the consolidated financial statements are bifurcated into three segments: (1) North America, (2) Europe, and (3) China.

Recently issued accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. ASU 2023-06 modifies the disclosure or presentation requirements of a variety of Topics in the Codification. Certain of the amendments represent clarifications to or technical corrections of the current requirements. Because of the variety of Topics amended, a broad range of entities may be affected by one or more of those amendments. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. The amendments in this update should be applied prospectively. For all entities, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity. The Company is currently evaluating the potential impact this standard will have on its consolidated financial statements and related disclosures.

In December 2023, the Financial Accounting Standards Board issued ASU 2023-09, Improvements to Income Tax Disclosures, which enhances the transparency of income tax disclosures. The standard is effective for the Company for annual periods beginning after December 15, 2024. The Company elected to prospectively adopt the guidance in ASU 2023-09 for the year ended December 31, 2024.

On November 4, 2024, the FASB issued ASU 2024-03, which requires disaggregated disclosure of income statement expenses for public business entities (PBEs). ASU 2024-03 adds ASC 220-40 to require a footnote disclosure about specific expenses by requiring PBEs to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU 2024-03 shall be effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the potential impact this standard will have on its consolidated financial statements and related disclosures.

In July 2025, the Financial Accounting Standards Board issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which amends the guidance in ASC 326. The amendments simplify the measurement of expected credit losses for accounts receivable and contract assets by permitting entities to use a practical expedient based on historical loss rates, adjusted for current conditions and reasonable and supportable forecasts.

The amendments in this update are effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted.

The Company is currently evaluating the impact of ASU 2025-05 on its consolidated financial statements and does not expect the adoption of this guidance to have a material impact.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. We do not discuss recent standards that are not anticipated to have an impact on or are unrelated to our consolidated financial condition, results of operations, cash flows or disclosures.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. As a result, the Company’s financial statements may not be comparable to those of public companies that are not emerging growth companies and that are required to comply with new or revised accounting standards on earlier effective dates.